WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.3%
	ARMS — 0.4%
1,000,000	Audax Senior Debt Clo 7, LLC Series 7A AR2(a),(b)	TSFR3M + 1.600%	5.3290	04/20/35	$ 1,002,387

	AUTO LOAN — 3.1%
860,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	837,698
804,356	FHF Issuer Trust 2025-1 Series 1A A2(a)		4.9200	02/15/31	803,602
1,000,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	1,002,266
1,364,094	Lendbuzz Securitization Trust 2026-1 Series 1A C(a)		5.7400	09/15/31	1,349,844
909,396	Lendbuzz Securitization Trust 2026-1 Series 1A D(a)		6.8600	02/15/33	906,256
500,000	United Auto Credit Securitization Trust Series 1 D(a)		5.6500	07/10/31	496,466
500,000	United Auto Credit Securitization Trust Series 1 C(a)		5.0600	06/10/31	497,085
1,700,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	1,577,030
					7,470,247
	CF-CLO-CRE — 3.2%
350,000	A10 2025-FL6 Issuer, LLC Series FL6 A(a),(b)	TSFR1M + 1.465%	5.1040	05/15/42	350,023
250,000	ACREC 2021-FL1 Ltd. Series FL1 C(a),(b)	TSFR1M + 2.264%	5.9030	10/16/36	249,808
2,050,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.4030	10/16/36	2,039,873
1,500,000	ACREC 2026-FL4, LLC Series FL4 A(a),(b)	TSFR1M + 1.450%	5.0890	01/18/43	1,502,550
200,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.1860	08/19/37	202,140
1,000,000	FCR 2026-FL1 Issuer, LLC Series FL1 A(a),(b)	TSFR1M + 1.500%	5.2440	08/19/43	1,001,139
1,500,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 3.414%	7.0540	05/16/38	1,489,167
1,000,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.4020	07/21/43	999,375
					7,834,075
	CF-CLO-LL — 0.1%
200,000	Starwood 2025-SIF6, LLC Series SIF6A A1(a),(b)	TSFR3M + 1.550%	5.3000	10/17/37	200,493

	CF-CLO-MML — 3.7%
500,000	ASP PIF CLO I, LLC Series 1A A1(a),(b)	TSFR3M + 1.480%	5.2330	01/15/38	498,948
1,000,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.3530	03/22/35	1,000,643
500,000	Eldridge MMPC CLO 2026-2 Ltd. Series 2A A1(a),(b)	TSFR3M + 1.600%	5.3040	07/15/38	500,218
300,000	Fortress Credit Opportunities IX CLO Ltd. Series 9A BR(a),(b)	TSFR3M + 2.212%	5.9650	10/15/33	300,042
1,500,000	Fortress Credit Opportunities XLI CLO Ltd. Series 41A B(a),(b)	TSFR3M + 2.000%	5.5620	07/20/34	1,501,613
500,000	MCF CLO IX Ltd. Series 1A AR3(a),(b)	TSFR3M + 1.620%	5.3700	04/17/39	500,815
1,500,000	Owl Rock CLO XX, LLC Series 20A C(a),(b)	TSFR3M + 2.100%	5.8750	10/24/34	1,500,622
1,000,000	Partners Group Private Credit CLO 1A, LLC Series 1A A1(a),(b)	TSFR3M + 1.520%	5.2620	07/15/38	1,000,371

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.3% (Continued)
	CF-CLO-MML — 3.7% (Continued)
2,000,000	Twin Brook CLO 2024-1, LLC Series 1AR BR(a),(b)	TSFR3M + 2.050%	5.8390	07/20/38	$ 1,999,973
					8,803,245
	CLO — 0.6%
1,500,000	NXT Capital CLO 2024-1, LLC Series 1A B(a),(b)	TSFR3M + 2.050%	5.8030	01/15/37	1,499,623

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
2,300,000	Adams Outdoor Advertising, L.P. Series 1 A2(a)		5.9530	07/20/56	2,296,139

	CREDIT CARD — 0.8%
1,750,000	Prosper Credit Card 2026-1 Issuer, LLC Series 1A C(a)		6.0800	07/15/36	1,748,134
250,000	Prosper Credit Card 2026-1 Issuer, LLC Series 1A D(a)		6.4200	07/15/36	249,749
					1,997,883
	NON AGENCY CMBS — 1.8%
1,750,000	CAMB Commercial Mortgage Trust 2021-CX2 Series D(a),(c)		2.8640	11/10/46	1,311,490
1,750,000	CHI Commercial Mortgage Trust 2026-FRKLN Series C(a),(b)	TSFR1M + 3.250%	7.0670	09/15/43	1,752,188
750,000	COLEM 2022-HLNE Mortgage Trust Series HLNE B(a),(c)		2.5430	04/12/42	716,342
200,000	NRTH Commercial Mortgage Trust 2025-PARK Series A(a),(b)	TSFR1M + 1.393%	5.0320	10/15/40	200,943
404,081	SKY Trust 2025-LINE Series A(a),(b)	TSFR1M + 2.589%	6.2280	04/15/42	405,817
					4,386,780
	OTHER ABS — 7.1%
892,276	ABPCI Direct Lending Fund A.B.S I Ltd. Series 1A B(a)		4.9350	12/29/30	851,678
1,650,775	Golub Capital Partners A.B.S Funding 2019-1 Ltd. Series 1 AR(a)		3.1000	07/20/30	1,587,498
1,761,856	Golub Capital Partners A.B.S Funding 2021-2 Ltd. Series 2A A(a)		2.9440	10/19/29	1,672,399
836,480	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)		5.3100	12/20/49	833,722
1,000,000	Lightpath Fiber Issuer, LLC Series 1A A2(a)		5.5970	03/25/56	992,550
1,500,000	Lmdv Issuer Company, LLC Series 1A A2(a)		5.3100	12/15/55	1,487,714
1,500,000	MetroNet Infrastructure Issuer, LLC Series 4A A2(a)		5.1630	12/20/55	1,477,999
748,594	NMABS Issuer I, LLC Series 1A A(a)		5.1400	11/22/55	736,847
748,594	NMABS Issuer I, LLC Series 1A B(a)		5.3300	11/22/55	736,880
749,844	NMABS Issuer I, LLC Series 1A B(a)		5.7000	07/20/56	749,208
159,737	OWN Equipment Fund I, LLC Series 2M A(a)		5.7000	12/20/32	158,902
1,359,947	OWN Equipment Fund III, LLC Series 2M A(a)		5.4200	03/27/34	1,339,146
995,000	PAWS 2025-1A A2(a)		6.8240	01/30/56	971,247
838,785	Regents Capital Equipment Receivables 2026-1, LLC Series 1A A(a)		5.1100	01/31/34	834,921

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.3% (Continued)
	OTHER ABS — 7.1% (Continued)
1,500,000	SCOOT 2026-1A A2 Series 1A A2(a)	6.3800	05/20/56	$ 1,478,255
1,000,000	Zayo Issuer, LLC Series 1A A2(a)	5.5460	04/20/56	989,461
				16,898,427
	WH30 — 0.4%
934,213	Mill City Mortgage Loan Trust 2026-R1 Series R1 A1A(a),(d)	5.4600	10/25/62	927,789

	WHARM — 0.2%
414,051	Sequoia Mortgage Trust 2026-MED2 Series MED2 A1A(a),(c)	5.6130	08/25/56	410,614

	TOTAL ASSET BACKED SECURITIES (Cost $53,816,768)			53,727,702

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
168,601	Fannie Mae REMICS Series 59 MA	5.0000	03/25/51	168,449

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,027)			168,449

	CORPORATE BONDS — 20.6%
	ADVERTISING & MARKETING — 0.8%
2,050,000	Stagwell Global, LLC(a)	5.6250	08/15/29	1,998,014

	ASSET MANAGEMENT — 1.8%
500,000	Ares Strategic Income Fund	5.6000	02/15/30	491,474
1,000,000	Bain Capital Specialty Finance, Inc.	5.9500	03/01/31	964,653
250,000	Barings BDC, Inc.	5.2000	09/15/28	246,953
1,000,000	Blue Owl Credit Income Corporation	6.6500	03/15/31	1,003,179
200,000	Golub Capital Private Credit Fund	5.4500	08/15/28	198,799
1,500,000	T Rowe Price Oha Select Private Credit Fund(a)	6.5000	07/02/31	1,482,421
				4,387,479

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	CABLE & SATELLITE — 1.2%
1,800,000	CCO Holdings, LLC / CCO Holdings Capital(a)	7.0000	02/01/33	$ 1,758,364
1,000,000	Charter Communications Operating, LLC / Charter	6.0500	02/15/32	1,001,398
				2,759,762
	COMMERCIAL SUPPORT SERVICES — 1.4%
900,000	Cimpress plc(a)	7.3750	09/15/32	911,129
2,375,000	NES Fircroft Bondco A/S(a)	10.0000	08/13/31	2,418,047
				3,329,176
	E-COMMERCE DISCRETIONARY — 0.6%
1,500,000	Amazon.com, Inc.	6.0000	07/09/46	1,461,205

	ELECTRIC UTILITIES — 0.1%
150,000	Hawaiian Electric Company, Inc.(a)	6.0000	10/01/33	148,068

	ENTERTAINMENT CONTENT — 0.4%
900,000	OAK-Eagle Acquireco, Inc.(a)	8.7500	07/01/34	955,750

	HOME & OFFICE PRODUCTS — 1.4%
3,000,000	HNI Corporation(a)	5.1250	01/18/29	2,983,669
300,000	Newell Brands, Inc.	6.3750	05/15/30	304,747
50,000	Newell Brands, Inc.	6.6250	05/15/32	51,181
150,000	Steelcase, Inc.	5.1250	01/18/29	146,001
				3,485,598
	INSURANCE — 0.4%
900,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	896,071

	INTERNET MEDIA & SERVICES — 0.3%
750,000	AP Core Holdings II, LLC(a)	11.0000	05/15/31	789,593

	LEISURE FACILITIES & SERVICES — 1.0%
450,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	444,924
2,000,000	Six Flags Entertainment Corporation(a)	8.6250	01/15/32	2,029,220
				2,474,144
	LEISURE PRODUCTS — 0.1%
300,000	Polaris, Inc.	5.6000	03/01/31	297,272

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	MACHINERY — 0.0%(e)
25,000	Manitowoc Company, Inc. (The)(a)	9.2500	10/01/31	$ 27,054

	METALS & MINING — 0.5%
1,100,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	1,063,913

	OIL & GAS PRODUCERS — 0.4%
800,000	Calumet Specialty Products Partners, L.P. (a)	9.7500	02/15/31	867,243
75,000	Global Partners, L.P. / GLP Finance Corporation(a)	7.1250	07/01/33	77,159
				944,402
	PUBLISHING & BROADCASTING — 0.1%
300,000	Lamar Media Corporation(a)	5.3750	11/01/33	292,078

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
200,000	Broadstone Net Lease, LLC	5.0000	11/01/32	195,325
200,000	Highwoods Realty, L.P.	5.3500	01/15/33	195,816
				391,141
	RETAIL - DISCRETIONARY — 2.3%
700,000	Bath & Body Works, Inc.	6.9500	03/01/33	711,543
700,000	Bath & Body Works, Inc.	6.7500	07/01/36	697,726
614,000	Bath & Body Works, Inc.	7.6000	07/15/37	612,127
1,000,000	Macy's Retail Holdings, LLC(a)	6.7000	07/15/34	972,178
2,267,000	Men's Wearhouse, LLC (The)(a)	9.0000	02/01/31	2,442,863
				5,436,437
	SOFTWARE — 1.2%
1,500,000	Concentrix Corporation	6.5000	03/01/29	1,474,911
1,269,000	Rocket Software, Inc.(a)	9.0000	11/28/28	1,296,311
				2,771,222
	SPECIALTY FINANCE — 3.9%
1,500,000	ACRES Commercial Realty Corporation	8.6250	07/31/31	1,497,783
1,000,000	Arbor Realty SR, Inc.(a)	7.8750	07/15/30	941,154
100,000	Atlas Warehouse Lending Company, L.P.(a)	6.2500	01/15/30	102,294
250,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	249,339
850,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	771,690
1,000,000	FirstCash, Inc.(a)	6.1250	05/01/34	989,636

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	SPECIALTY FINANCE — 3.9% (Continued)
1,650,000	LFS Topco, LLC(a)		8.7500	07/15/30	$ 1,659,259
750,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II,(a)		7.7500	05/15/31	749,721
350,000	Rithm Capital Corporation(a)		8.0000	04/01/29	354,995
1,450,000	Rithm Capital Corporation(a)		8.0000	07/15/30	1,458,434
500,000	Rithm Capital Corporation(a)		8.5000	06/01/31	505,782
250,000	Stonebriar A.B.F Issuer, LLC(a)		8.1250	12/15/30	252,656
					9,532,743
	STEEL — 0.0%(e)
100,000	Cleveland-Cliffs, Inc.(a)		7.6250	01/15/34	102,095

	TECHNOLOGY SERVICES — 1.5%
1,000,000	Equifax, Inc.		5.6500	08/15/33	1,002,584
1,300,000	Gartner, Inc.(a)		3.7500	10/01/30	1,197,833
1,500,000	ION Platform Finance US, Inc.(a)		7.8750	09/30/32	1,186,632
350,000	ION Platform Finance US, Inc.(a)		9.0000	08/01/29	320,333
					3,707,382
	TELECOMMUNICATIONS — 0.3%
500,000	Cogent Communications Group, Inc.(a)		7.0000	06/15/27	476,410
350,000	Cogent Communications Group, Inc. (a)		6.5000	07/01/32	268,512
					744,922
	TRANSPORTATION & LOGISTICS — 0.7%
1,625,000	Canada Cartage Corporation(a)		9.7500	05/08/31	1,600,625

	TOTAL CORPORATE BONDS (Cost $49,383,208)				49,596,146

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 1.1%
	SOFTWARE — 1.1%
2,750,000	Proofpoint, Inc. TL(b)	TSFR1M + 4.500%	8.1700	08/31/30	2,717,110

	TOTAL TERM LOANS (Cost $2,695,032)				2,717,110

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.7%
	AGENCY FIXED RATE — 29.1%
859,077	Fannie Mae Pool FS8486	4.5000	12/01/52	$ 812,941
168,292	Fannie Mae Pool MA5070	4.5000	07/01/53	158,733
1,428,140	Fannie Mae Pool CB6862	5.0000	08/01/53	1,387,555
1,483,377	Fannie Mae Pool MA5137	5.0000	09/01/53	1,439,292
1,069,035	Fannie Mae Pool CB7100	5.0000	09/01/53	1,038,428
998,695	Fannie Mae Pool MA5163	4.5000	10/01/53	941,944
979,034	Fannie Mae Pool MA5164	5.0000	10/01/53	949,488
1,262,149	Fannie Mae Pool FS7278	5.0000	11/01/53	1,226,304
1,144,005	Fannie Mae Pool FS6832	5.0000	11/01/53	1,109,923
440,109	Fannie Mae Pool MA5189	5.0000	11/01/53	426,657
179,204	Fannie Mae Pool MA5294	5.0000	03/01/54	173,379
1,066,511	Fannie Mae Pool MA5327	5.0000	04/01/54	1,031,434
90,785	Fannie Mae Pool MA5352	5.0000	05/01/54	87,953
102,026	Fannie Mae Pool MA5419	5.0000	07/01/54	98,607
1,335,754	Fannie Mae Pool CB9207	5.0000	09/01/54	1,291,097
203,728	Fannie Mae Pool MA5495	4.5000	10/01/54	191,827
1,931,182	Fannie Mae Pool DC3824	5.0000	11/01/54	1,865,719
2,232,093	Fannie Mae Pool MA5530	5.0000	11/01/54	2,156,431
181,904	Fannie Mae Pool MA5552	5.0000	12/01/54	176,243
91,320	Fannie Mae Pool MA5585	5.0000	01/01/55	88,218
174,907	Fannie Mae Pool MA5613	5.0000	02/01/55	169,484
942,105	Fannie Mae Pool FA0740	4.5000	03/01/55	885,677
2,862,571	Fannie Mae Pool MA5672	5.0000	04/01/55	2,764,484
2,260,939	Fannie Mae Pool MA5734	5.0000	06/01/55	2,183,466
934,939	Fannie Mae Pool MA5852	5.0000	10/01/55	902,902
4,351,314	Fannie Mae Pool FA2998	5.5000	10/01/55	4,312,132
1,993,589	Fannie Mae Pool FA6230	5.0000	06/01/56	1,930,948
1,500,000	Fannie Mae Pool MA6175	5.0000	09/01/56	1,448,110
304,315	Freddie Mac Pool RA7773	4.0000	08/01/52	278,796
164,789	Freddie Mac Pool SD8244	4.0000	09/01/52	151,085
1,146,828	Freddie Mac Pool QF0493	5.5000	09/01/52	1,145,619
5,287,766	Freddie Mac Pool SD8267	5.0000	11/01/52	5,147,956
1,876,217	Freddie Mac Pool SD2318	5.0000	02/01/53	1,833,106
196,253	Freddie Mac Pool SD8340	4.5000	07/01/53	185,329

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.7% (Continued)
	AGENCY FIXED RATE — 29.1% (Continued)
1,070,700	Freddie Mac Pool SD8342	5.5000	07/01/53	$ 1,067,747
200,529	Freddie Mac Pool SD8347	4.5000	08/01/53	189,290
166,581	Freddie Mac Pool SD8360	4.5000	09/01/53	157,115
466,566	Freddie Mac Pool SD8361	5.0000	09/01/53	452,736
1,500,568	Freddie Mac Pool SD4977	5.0000	11/01/53	1,456,114
6,347,490	Freddie Mac Pool SD8371	5.0000	11/01/53	6,191,544
146,048	Freddie Mac Pool SD6706	4.5000	01/01/54	137,855
2,407,614	Freddie Mac Pool SL4781	5.0000	07/01/54	2,340,029
1,537,626	Freddie Mac Pool RJ2664	5.0000	10/01/54	1,488,596
2,667,050	Freddie Mac Pool SD8474	5.0000	11/01/54	2,577,893
1,211,148	Freddie Mac Pool RJ2836	5.0000	11/01/54	1,170,375
194,847	Freddie Mac Pool SD7379	5.5000	01/01/55	193,115
3,654,143	Freddie Mac Pool SL0716	5.0000	03/01/55	3,530,072
2,357,880	Freddie Mac Pool SD8515	5.5000	03/01/55	2,336,648
985,246	Freddie Mac Pool SL4667	4.5000	04/01/56	926,466
1,460,222	Freddie Mac Pool RQ0118	5.0000	05/01/56	1,409,709
4,487,763	Freddie Mac Pool SL5598	5.0000	06/01/56	4,337,510
				69,954,081
	U.S. TREASURY BONDS — 25.6%
200,000	United States Treasury Bond	4.2500	05/15/39	188,078
3,500,000	United States Treasury Bond	4.5000	08/15/39	3,361,504
3,800,000	United States Treasury Bond	4.3750	11/15/39	3,592,929
3,400,000	United States Treasury Bond	4.6250	02/15/40	3,292,024
23,250,000	United States Treasury Bond	4.3750	05/15/40	21,888,604
8,000,000	United States Treasury Bond	4.2500	11/15/40	7,388,437
3,500,000	United States Treasury Bond	4.3750	05/15/41	3,258,555
1,000,000	United States Treasury Bond	4.0000	11/15/42	873,477
2,000,000	United States Treasury Bond	4.3750	08/15/43	1,818,125
2,100,000	United States Treasury Bond	4.7500	11/15/43	1,996,477
5,800,000	United States Treasury Bond	4.6250	11/15/44	5,395,360
1,100,000	United States Treasury Bond	4.7500	02/15/45	1,038,404
6,000,000	United States Treasury Bond	5.0000	05/15/45	5,837,343

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.7% (Continued)
	U.S. TREASURY BONDS — 25.6% (Continued)
2,000,000	United States Treasury Bond	4.6250	02/15/46	$ 1,850,000
				61,779,317

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $136,277,018)			131,733,398

	TOTAL INVESTMENTS - 98.8% (Cost $242,341,053)			$ 237,942,805
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%			2,831,542
	NET ASSETS - 100.0%			$ 240,774,347

A/S	- Anonim Sirketi
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
Ltd.	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total market value of 144A securities is 90,769,171, or 37.7% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on August 31, 2026.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2026.
(e)	Percentage rounds to less than 0.1%.